SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Disclosure of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Information To Statements Of Comprehensive Income Abstract
Revenues for services performed during the period	$ 55,678	$ 57,869	$ 48,343
Revenues from sale of devices	1,397	1,129	1,239
Revenues	$ 57,075	$ 58,998	$ 49,582